Exhibit 99.6 Schedule 9

Exception Detail
Run Date - 12/07/2023 8:55:22 AM
Evolve Loan ID	Customer Loan ID	Seller Loan ID	Loan Exception ID	Exception ID	Exception Date	Exception Type	Exception Category	Exception Subcategory	Exception	Exception Detail	Exception Information	Exception Remediation	Compensating Factors	Follow-up Comments	Cleared Date	Cured Date	Waived Date	Exception Level Grade	Exception Level Rating	Note Date	Property State	Occupancy	Purpose	Overall Initial Loan Grade	Overall Final Loan Grade	Credit Initial Loan Grade	Credit Final Loan Grade	Compliance Initial Loan Grade	Compliance Final Loan Grade	Property Initial Loan Grade	Property Final Loan Grade	Originator QM ATR Status	TPR QM ATR Status	Is Curable
1428789	W2022070308	W2022070308	6935995	861	08/22/2022	Credit	Note	Note - Other:	Guaranty was signed by borrower as the sole member xxx instead of by the borrower as an individual. Please provide copy of guaranty signed by the borrower as an individual.	Information provided	Client 08/25/2022 04:59 PM; Can you please let me know if the entity vesting docs I uploaded for the 2nd condition will clear this condition as well. Thank you :)

 Reviewer 08/25/2022 07:15 PM;

 Reviewer 08/26/2022 08:23 AM; Good Morning, We do still need the personal Guaranty for this loan for xx. Thank you! (Please note that I did clear what you sent for the Articles of Incorporation as an exception because he is the sole member but we always need more detailed  documentation  i.e. the Acutal Articles of Incorporation document to show that the person signing the Note is authorized to sign the Note and Security Agreement.  Thank you!

 Reviewer 08/26/2022 09:11 AM; No documentation provided

 Reviewer 08/26/2022 10:40 AM; Escalated for review

 Reviewer 08/26/2022 10:45 AM;  The Guaranty provided is not signed individually by the Guarantor. It is signed as xx and as Sole Member. A personal guaranty signed individually by the Guarantor is required.

 Client 08/26/2022 03:07 PM; Hi, I have another question about the guaranty. Are you saying on the guaranty I uploaded, everything under the signature line needs to be taken off except the borrowers name?

 Reviewer 08/26/2022 03:12 PM; Hello, yes the Guaranty is a personal guaranty so it needs to be signed individually by the guarantor. Thank you

 Reviewer 08/26/2022 03:12 PM;

 Client 08/26/2022 03:18 PM; Thank you so much xx :)

 Reviewer 08/26/2022 03:26 PM; You are welcome! Please let us know if you need anything else. Have a great weekend!!

 Reviewer 08/26/2022 03:34 PM;

 Reviewer 09/19/2022 12:25 PM; escalated for review

															09/19/2022			A	1	08/02/2022	AZ	3	13	C	A	C	A	N/A	N/A	A	A		Exempt	1
1428789	W2022070308	W2022070308	6935996	861	08/22/2022	Credit	Note		Note - Other:		Articles of Incorporation for xxx are missing. Please upload for review.	Information provided; document accepted showing Borrower is sole member.			08/26/2022			A	1	08/02/2022	AZ	3	13	C	A	C	A	N/A	N/A	A	A		Exempt	1
1430581	CC2022070606	CC2022070606	6943675	330	09/01/2022	Credit	UW Credit		UW Credit - UW - Credit Other		An exception was approved for number of loans exceeding the maximum allowed.		Compensating factors: Reserves exceed guideline requirements; Prior housing history.				09/01/2022	B	2	08/29/2022	SC	3	1	A	B	A	B	N/A	N/A	A	A		Exempt	1
1445111	WE2022080961	WE2022080961	7009480	72	11/23/2022	Compliance	Closing Package		Closing Package -		Confirm if loan is business purpose. If Business Purpose provide Fully Executed Business Purpose Affidavit. Loan approval mentions 'revised business purpose' but no Business Purpose Affidavit was found in the file.	Not business purpose, compliance testing completed. Per client they do not collect a business purpose affidavit on investment properties that are not DSCR			12/05/2022			A	1	09/19/2022	CA	3	13	C	B	C	B	C	A	A	A		Non-QM	1
1445111	WE2022080961	WE2022080961	7010039	350	11/25/2022	Credit	UW Qualifications		UW Qualifications - UW - LTV/CLTV does not meet parameters		Max LTV on Rural property is 70% loan is at 75%.		The exception for LTV was granted with the following compensating factors: Reserves exceed guideline requirement, Tiem at current job is 10+ years CF1: over 12 months 4 required, CF 2 over 24 years 5 is good.				11/25/2022	B	2	09/19/2022	CA	3	13	C	B	C	B	C	A	A	A		Non-QM	1
1445111	WE2022080961	WE2022080961	7010074	330	11/25/2022	Credit	UW Credit		UW Credit - UW - Credit Other		Borrower's Visa expires in less than 6 months.		The exception for VISA with less than 6 months until expiration was granted with the following compensating factors: Reserves exceed guideline requirement, Tiem at current job is 10+ years CF1: over 12 months 4 required, CF 2 over 24 years 5 is good.				11/25/2022	B	2	09/19/2022	CA	3	13	C	B	C	B	C	A	A	A		Non-QM	1